Investments in Securities - Summary of Cost and Fair Value of Marketable Securities (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 71,959	$ 69,924	$ 10,333
Gross Unrealized Gains	68	362	70
Gross Unrealized Losses	(879)	(838)	(48)
Fair Value	71,148	69,448	10,355
U.S. treasury bill [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	61,717	59,764
Gross Unrealized Gains	53	319
Gross Unrealized Losses	(39)	0
Fair Value	61,731	60,083
Municipal bond [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	9,287	9,205	9,201
Gross Unrealized Gains	5	40	69
Gross Unrealized Losses	(840)	(838)	(45)
Fair Value	8,452	8,407	9,225
Corporate/government bond [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	477	477	1,132
Gross Unrealized Gains	5	0	1
Gross Unrealized Losses	0	0	(3)
Fair Value	482	477	$ 1,130
Other bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	478	478
Gross Unrealized Gains	5	3
Gross Unrealized Losses	0	0
Fair Value	$ 483	$ 481